CONSOLIDATED FINANCIAL STATEMENT DETAILS - Other current liabilities (Details) - USD ($) $ in Millions			12 Months Ended
	Jan. 30, 2019	Mar. 19, 2018	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
DisclosureOfBusinessCombinationsLineItems
Current portion of lease liabilities			$ 16.0		$ 7.3
Current portion of unrealized fair value of derivative liabilities			4.3	$ 22.2
Deferred payment obligation classified as current				30.0
Cash consideration paid			30.0	304.2
Other current liabilities			$ 20.3	$ 52.2
La Coipa Phase 7 mining concessions | MDO
DisclosureOfBusinessCombinationsLineItems
Cash consideration paid	$ 30.0	$ 35.1
Percentage of equity interest acquired		50.00%